PUTNAM BALANCED RETIREMENT FUND

              Prospectus Supplement dated January 13, 1997
                   to Prospectuses dated March 1, 1996

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                       Year       (at least 5 years)
                       -----      -------------------------

Edward P. Bousa        1992       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1992.

Kenneth J. Taubes      1994       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1991.

Rosemary H. Thomsen    1995       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1986.

Charles G. Pohl        1996       Employed as an investment
Senior Vice President             professional by Putnam
                                  Management since 1983.

Robert M. Paine                   Employed as an investment
Senior Vice President  1997       professional by Putnam
                                  Management since 1987.




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